Fair Value of Financial Instruments (Details) - Fair Value, Recurring - JPY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Fair Value of Financial Instruments
Assets	¥ 0	¥ 0
Liabilities	¥ 0	¥ 0